Note 17 Other Intangible Assets (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Other intangible assets [Line Items]
Other intangible assets	€ 1,413	€ 1,379
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,349	1,239
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Other intangible assets	11	12
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Other intangible assets	€ 53	€ 128